U.S. GOVERNMENT SECURITIES FUND

Portfolio of Investments (Unaudited)

November 30, 2021

Security Description	Par Value	Value

Government National Mortgage Association (2.22%)
3.500%, 11/20/2044	$137,689	$146,630
5.000%, 03/15/2038	85,592	98,088
5.500%, 01/15/2025	14,481	16,050
5.500%, 04/15/2036	67,518	78,399
6.000%, 01/15/2026	51,783	58,695
6.000%, 06/15/2038	28,778	33,700
Total Government National Mortgage Association (Cost $390,381)		431,562

United States Treasury Bonds (11.42%)
5.000%, 05/15/2037	500,000	739,492
6.000%, 02/15/2026	800,000	963,813
6.375%, 08/15/2027	400,000	514,141
Total United States Treasury Bonds (Cost $2,010,497)		2,217,446

United States Treasury Notes (78.41%)
0.375%, 03/31/2022	500,000	500,508
2.000%, 02/15/2022	2,500,000	2,510,071
2.125%, 02/29/2024	1,300,000	1,343,926
2.125%, 05/15/2025	2,200,000	2,289,117
2.250%, 08/15/2027	3,800,000	4,011,969
2.375%, 05/15/2029	500,000	535,664
2.500%, 08/15/2023	2,600,000	2,691,152
3.125%, 11/15/2028	1,200,000	1,342,125
Total United States Treasury Notes (Cost $14,879,441)		15,224,532

United States Treasury Bills (7.08%)
0.375%, 08/15/2024	500,000	495,176
0.625%, 07/31/2026	900,000	879,574
Total United States Treasury Bills (Cost $1,394,936)		1,374,750

Total Investments (Cost $18,675,255)(a) (99.13%)		$19,248,290
Other Net Assets (0.87%)		168,112
Net Assets (100.00%)		$19,416,402

(a)	Aggregate cost for federal income tax purposes is $18,675,255.

At November 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$593,220
Unrealized depreciation	(20,186)
Net unrealized appreciation	$573,034

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.